Share-based payment - Summary of Changes in Share-based Compensation Plan (Detail)		12 Months Ended
		Dec. 31, 2021 R$ / shares	Dec. 31, 2020 R$ / shares
Disclosure Of Share Based Compensation Plans [Line Items]
Delivered		(11,652,700)	(11,408,109)
Variable compensation [Member]
Disclosure Of Share Based Compensation Plans [Line Items]
Number of outstanding share options, beginning balance		27,407,231	20,220,934
New	[1]	21,767,235	18,329,108
Delivered		(10,818,958)	(10,574,321)
Cancelled		(1,541,260)	(568,490)
Closing balance		36,814,248	27,407,231
Weighted average of remaining contractual life (years)		1 day	1 day 5 hours
Market value weighted average		R$ 23.59	R$ 31.22
Partner plan [member]
Disclosure Of Share Based Compensation Plans [Line Items]
Number of outstanding share options, beginning balance		36,291,760	39,305,211
New	[2]	14,583,318	10,488,126
Cancelled		(2,278,382)	(2,093,468)
Closing balance		36,943,996	36,291,760
Weighted average of remaining contractual life (years)		1 year 9 months 18 days	1 year 8 months 8 days
Market value weighted average		R$ 16.71	R$ 23.37

[1]	As a result of the reduction of the minority interest in XP Inc. and subsequent merger of XPart S.A. (Note 3), as from October 2021, there was an increase in the number of ITUB4 shares to be delivered under the variable compensation plans.
[2]	As a result of the reduction of the minority interest in XP Inc. and subsequent merger of Xpart S.A. (Note 3), as from October 2021, there was and increase in the number of ITUB4 shares to be delivered under the variable compensation plans.